Note 8 - Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of June 30,
	2025	2026
	US$	US$

Accrued payroll	-	30
Accrued audit and audit-related fees	150	154
Other current liabilities	8	24
Total other payables and accrued liabilities	158	208